FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2003

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 153 East 53rd Street, 55th Floor, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Gregory Grinberg
         -----------------------

Title:
         -----------------------

Phone:   (212) 446-2465
         -----------------------

Signature, Place, and Date of Signing:

/s/ Gregory Grinberg                  New York, New York          May 15, 2003
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   86
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Form 13F Information Table Value Total:   $ 168,472  (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                 March 31, 2003


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    Column 1                    Column 2           Column 3   Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class             CUSIP      (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Alderwoods Group, Inc.           COM                014383103     1026    293200    SH        Sole                293200
Alleghany Corp Del               COM                017175100     1452      8869    SH        Sole                  8869
Alliance Fiber Optic Prods I     COM                018680108      103    213102    SH        Sole                213102
Associated  Bank Corp.           COM                045487105      612     18939    SH        Sole                 18939
At&t Wireless Svcs Inc.          COM                00209A106      463     70200    SH        Sole                 70200
Avici Sys Inc.                   COMNEW             05367L802     1003    286506    SH        Sole                286506
Baldwin & Lyons Inc              CL B               057755209     1076     54187    SH        Sole                 54187
Bank Mut Corp                    COM                063748107     2899    114733    SH        Sole                114733
Bank Utd Corp Litigatn Cont      Right 99/99/9999   065416117        7     55000    SH        Sole                 55000
Bell Cda Intl Inc                COMNEW             077914307      184    120000    SH        Sole                120000
Braun Consulting Inc             COM                105651103      203    193300    SH        Sole                193300
Brookline Bancorp Inc Del        COM                11373M107     1252    100000    SH        Sole                100000
Camden Natl Corp                 COM                133034108      604     24020    SH        Sole                 24020
Cap Rock Energy Corp             COM                13910R102      359     34700    SH        Sole                 34700
Capitol Fed Finl                 COM                14057C106     7655    255257    SH        Sole                255257
Capstone Turbine Corp            COM                14067D102      329    457017    SH        Sole                457017
Cardinal Health Inc              COM                14149Y108      855     15000    SH        Sole                 15000
Catalytica Energy Sys Inc        COM                148884109      237     93100    SH        Sole                 93100
Charter Finl Corp West Pt Ga     COM                16122M100    13911    458963    SH        Sole                458963
Chevrontexaco Corp.              COM                166764100     2091     32350    SH        Sole                 32350
Ciena Corp.                      COM                171779101      943    215711    SH        Sole                215711
Commercial Federal Corporati     COM                201647104      282     12991    SH        Sole                 12991
CONOCOPHILLIPS                   COM                20825C104      429      8000    SH        Sole                  8000
Cosine Communications Inc        COMNEW             221222607      308     68100    SH        Sole                 68100
Deutsche TeleKom AG              SPONSORED ADR      251566105     1292    117212    SH        Sole                117212
Dusa Pharmaceuticals Inc.        COM                266898105       34     19200    SH        Sole                 19200
Dutchfork Bancshares Inc         COM                26704P108     1230     41900    SH        Sole                 41900
Ebay Inc                         COM                278642103     4413     51730    SH        Sole                 51730
Edison Intl                      COM                281020107      956     69800    SH        Sole                 69800
Enpro Inds Inc                   COM                29355X107     4197   1054600    SH        Sole               1054600
Erie Indty Co                    COM                29530P102    33947    935178    SH        Sole                935178
Fair Isaac & Co Inc              COM                303250104     5141    101162    SH        Sole                101162
Federal Home Ln Mtg Corp         COM                313400301      319      6000    SH        Sole                  6000
Fifth Third Bancorp              COM                316773100     4958     98710    SH        Sole                 98710
First Banctrust Corp             COM                31868F102      984     55100    SH        Sole                 55100
First Ctzns Bancsharess Inc N    CL A               31946M103      998     10609    SH        Sole                 10609
First Fed Bankshares Inc Del     COM                32020V100     1102     72128    SH        Sole                 72128
General Elec Co.                 COM                369604103     2992    117331    SH        Sole                 98520
Genesis Microchip Inc. Del       COM                37184C103      329     26329    SH        Sole                 26329
Gouverneur Bancorp               COM                383584109      384     38800    SH        Sole                 38800


Hudson City Bancorp              COM                443683107      261     12900    SH        Sole                 12900
Huttig Bldg Prods Inc            COM                448451104      372    182200    SH        Sole                182200
Imagistics International Inc     COM                45247T104     1575     84600    SH        Sole                 84600
JDS Uniphase Corp                COM                46612J101      276     97000    SH        Sole                 97000
Joy Global Inc                   COM                481165108      284     26248    SH        Sole                 26248
Lexmark Intl New                 CL A               529771107      870     13000    SH        Sole                 13000
Liberte Invs Inc Del             COM                530154103       53     13217    SH        Sole                 13217
Liquid Audio Inc                 COM                53631T102      200    645215    SH        Sole                645215
MCK Communications Inc           COM                581243102       55     38000    SH        Sole                 38000
Mips Technologies Inc.           CL B               604567206      173    102038    SH        Sole                102038
Monarch Community Bancorp IN     COM                609045109      255     20800    SH        Sole                 20800
Neomagic Corp                    COM                640497103     1080    843427    SH        Sole                843427
New York Comnty Bancorp Inc      COM                649445103     1649     55322    SH        Sole                 55322
Nicor Inc                        COM                654086107     5336    195300    SH        Sole                195300
Northwest Bancorp Inc Pa         COM                667328108     3760    232656    SH        Sole                232656
Ocean Energy Inc Del             COM                67481E106     1500     75000    SH        Sole                 75000
Octel Corp                       COM                675727101     4980    343700    SH        Sole                343700
Onvia Com Inc                    COMNEW             68338T403       91     34262    SH        Sole                 34262
Openwave Sys Inc                 COM                683718100       32     22546    SH        Sole                 22546
Pg&e Corp.                       COM                69331C108     5709    424466    SH        Sole                424466
Pathfinder Bancorp Inc.          COM                70320A103      896     62200    SH        Sole                 62200
Precise Software Solutions L     ORD                M41450103      180     10800    SH        Sole                 10800
Pride Intl Inc Del               COM                74153Q102      862     63900    SH        Sole                 63900
Redwood Tr Inc.                  COM                758075402     1144     35200    SH        Sole                 35200
Resonate Inc                     COM                76115Q104      207    106524    SH        Sole                106524
River Vy Bancorp                 COM                768475105     1312     42000    SH        Sole                 42000
Sanmina Sci Corp.                COM                800907107     1482    366879    SH        Sole                366879
Sierra Pac Res New               COM                826428104     5330   1676200    SH        Sole               1676200
Solectron  Corp                  COM                834182107      170     56159    SH        Sole                 56159
Sterling Finl Corp Wash          COM                859319105     1256     59213    SH        Sole                 59213
Taylor Cap Group Inc             COM                876851106      608     30000    SH        Sole                 30000
Telephone & Data Sys Inc         COM                879433100     2934     71728    SH        Sole                 71728
Tellium Inc.                     COM                87967E107      449    848081    SH        Sole                848081
Texas Instrs Inc                 COM                882508104      309     18850    SH        Sole                 18850
Textron Inc                      COM                883203101     2252     82000    SH        Sole                 82000
Titan Pharmaceuticals Inc De     COM                888314101       41     25700    SH        Sole                 25700
Union Cmnty Bancorp              COM                906054101      688     41676    SH        Sole                 41676
Veritas Software Co              COM                923436109      298     16963    SH        Sole                 16963
Via Net Wrks Inc                 COM                925912107      120    162700    SH        Sole                162700
Vyyo Inc                         COMNEW             918458209     1054    460475    SH        Sole                460475
Washington Mut Inc               COM                939322103     3518     99750    SH        Sole                 99750
WAYNE SVGS BANCSHARES INC NE     COM                94624Q101     1752    156000    SH        Sole                156000
Webster City Fed Bancorp Iow     COM                947692109      672     35600    SH        Sole                 35600
Westfield Financial Inc          COM                96008D101     1218     79115    SH        Sole                 79115
Willow Grove Bancorp Inc New     COM                97111W101     1297     87609    SH        Sole                 87609
Xcel Energy Inc                  COM                98389B100     6636    518000    SH        Sole                518000
REPORT SUMMARY                            86 DATA RECORDS       166755              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED